PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

3.PROPERTY AND EQUIPMENT

At December 31, 2020 and September 30, 2020, property and equipment consisted of:

	Estimated
	Useful	December 31,	September 30,
	Life	2020	2020
Furniture and fixtures	5 years	$9,357	$9,357

Leasehold improvements	Life of Lease	8,983	8,983

Computer equipment	3 years	11,141	11,141

Lab equipment	5 years	1,000	1,000

		30,481	30,481

Less – accumulated depreciation		26,301	25,929

Property and equipment, net		$4,180	$4,552

For the three months ended December 31, 2020 and 2019 depreciation expense recorded was $372 and $1,936, respectively.

3.           PROPERTY AND EQUIPMENT

At September 30, 2020 and September 30, 2019, property and equipment consisted of:

	Estimated	September 30,	September 30,
	Useful Life	2020	2019

Furniture and fixtures	5 years	$9,357	$9,357

Leasehold improvements	Life of Lease	$8,983	$8,983

Computer equipment	3 years	$11,141	$8,686

Lab equipment	5 years	$1,000	$1,000

		30,481	28,026

Less – accumulated depreciation		25,929	19,003

Property and equipment, net		$4,552	$9,023

For the years ended September 30, 2020 and 2019 depreciation expense recorded was $6,926 and $8,238, respectively.